FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2022	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	22,381,002	3,675	—	22,384,677
- Derivatives	295,555	—	—	295,555
- Other financial assets	5,962,142	—	—	5,962,142
- Other debt securities	7,375,294	202,360,420	—	209,735,714
- Financial assets pledged as collateral	14,381,760	—	—	14,381,760
- Investments in Equity Instruments	268,960	—	233,600	502,560
Total Assets	50,664,713	202,364,095	233,600	253,262,408
Liabilities
- Liabilities at fair value through profit or loss	2,139,170	—	—	2,139,170
- Other financial liabilities	17,813,339	—	—	17,813,339
Total Liabilities	19,952,509	—	—	19,952,509

Financial Instruments as of 12/31/2021	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	37,879,808	606,815	—	38,486,623
- Derivatives	432,164	—	—	432,164
- Other financial assets	24,112,684	—	—	24,112,684
- Other debt securities	26,112,213	111,594,213	—	137,706,426
- Financial assets pledged as collateral	15,749,311	—	—	15,749,311
- Investments in Equity Instruments	305,851	—	208,948	514,799
Total Assets	104,592,031	112,201,028	208,948	217,002,007
Liabilities
- Liabilities at fair value through profit or loss	3,999,525	—	—	3,999,525
- Other financial liabilities	44,823,532	—	—	44,823,532
Total Liabilities	48,823,057	—	—	48,823,057

Summary of reconciliation of the financial instruments

FV level 3	12/31/2021	Transfers	Additions	Disposals	P/L	12/31/2022
Assets
- Investments in equity instruments	208,948	—	86,273	(14,645)	(46,976)	233,600

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2022	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	48,399,468	48,399,468	48,399,468	—	—
- Other financial assets	2,144,977	2,144,977	2,144,977	—	—
- Loans and other financing	235,591,198	236,377,924	—	—	236,377,924
- Reverse Repo transactions	21,581,438	21,581,438	21,581,438	—	—
- Other Debt Securities	59,999,337	62,210,455	32,701,755	29,508,700	—
- Financial assets Pledged as collateral	86,905	86,905	86,905	—	—
	367,803,323	370,801,167	104,914,543	29,508,700	236,377,924
Financial Liabilities
- Deposits	547,516,935	562,018,078	—	—	562,018,078
- Other financial liabilities	292,143	292,143	292,143	—	—
- Financing received from the Central Bank and other financial institutions	5,529,676	8,681,274	—	—	8,681,274
- Unsubordinated Debt securities	561,409	561,409	561,409	—	—
- Subordinated Debt securities	—	—	—	—	—
	553,900,163	571,552,904	853,552	—	570,699,352

Other Financial Instruments as of 12/31/2021	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	63,452,161	63,452,161	63,452,161	—	—
- Other financial assets	3,008,295	3,008,294	3,008,294	—	—
- Loans and other financing	302,853,393	328,871,032	—	—	328,871,032
- Reverse Repo transactions	83,468,057	83,468,057	83,468,057	—	—
- Other Debt Securities	16,044,300	16,044,301	16,044,301	—	—
- Financial assets Pledged as collateral	885,898	885,898	885,898	—	—
	469,712,104	495,729,743	166,858,711	—	328,871,032
Financial Liabilities
- Deposits	561,896,707	564,592,298	—	—	564,592,298
- Other financial liabilities	1,498,758	1,498,758	1,498,758	—	—
- Financing received from the Central Bank and other financial institutions	12,179,537	12,895,022	—	—	12,895,022
- Unsubordinated Debt securities	2,063,327	2,063,327	2,063,327	—	—
- Subordinated Debt securities	—	—	—	—	—
	577,638,329	581,049,405	3,562,085	—	577,487,320

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2022	12/31/2021
Grupo Financiero Galicia S.A.	5,026	31,699
Pampa Holding S.A	46,530	48,116
Loma Negra S.A.	33,016	31,334
YPF SA	45,593	18,755
Ternium Argentina S.A.	13,738	65,160
Aluar S.A	54,284	35,337
Transener S.A.	5,564	14,200
Others	65,209	61,250
Total	268,960	305,851

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Income			FV at
Detail	12/31/2021	through OCI	Disposals	Additions	12/31/2022
Mercado Abierto Electrónico S.A.	89,112	3,384	-	-	92,496
Play Digital S.A.	71,989	(55,626)	(14,645)	86,272	87,990
Seguro de Depósitos S.A	13,701	(3,057)	-	-	10,644
Compensador Electrónica S.A.	22,072	10,616	-	-	32,688
Provincanje S.A.	8,627	(1,373)	-	-	7,254
Cuyo Aval Sociedad de Garantía Recíproca	2,715	(842)	-	-	1,873
Argencontrol S.A.	306	18	-	-	324
IEBA S.A.	119	(58)	-	-	61
Otras Sociedades de Garantía Recíproca	307	(37)	-	-	270
Total	208,948	(46,975)	(14,645)	86,272	233,600

	FV at	Income			FV at
Detail	12/31/2020	through OCI	Disposals	Additions	12/31/2021
Mercado Abierto Electrónico S.A.	13,554	75,558	—	—	89,112
Play Digital S.A.	58,670	(102,057)	—	115,376	71,989
Seguro de Depósitos S.A	4,745	8,956	—	—	13,701
Compensador Electrónica S.A.	2,704	19,368	—	—	22,072
Provincanje S.A.	802	7,825	—	—	8,627
Cuyo Aval Sociedad de Garantía Recíproca	4,223	(1,508)	—	—	2,715
Argencontrol S.A.	368	(62)	—	—	306
Los Grobo Sociedad de Garantía Recíproca	214	(214)	—	—	—
IEBA S.A.	179	(60)	—	—	119
Otras Sociedades de Garantía Recíproca	391	(84)	—	—	307
Total	85,850	7,722	—	115,376	208,948